Legg Mason (logo)
Legg Mason Wood Walker, Incorporated
100 Light Street, P. O. Box 1476, Baltimore, MD  21203-1476
410-539-0000

December 30, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Re:	Legg Mason Cash Reserve Trust (the fund)
	File Nos. 2-62218 and 811-2853

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced fund does not differ from those filed in the most recent post-effective amendment which was filed electronically.

Very truly yours,



/s/ Patricia A. Maxey
      Patricia A. Maxey, Secretary
      Legg Mason Cash Reserve Trust